Commitments and Contingencies - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Future minimum annual commitments under these operating leases
2022	$ 69,329
2023	58,744
2024	37,850
2025	28,203
2026	20,345
Thereafter	25,716
Total	240,187
Inspirato LLC
Rent expense	$ 64,100	$ 39,800	$ 48,300